EIP Receivables - Summary of EIP Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Financing [Abstract]
EIP receivables, gross	$ 76,697		$ 50,072
Unamortized imputed discount	(4,335)		(3,784)
EIP receivables, net of unamortized imputed discount	72,362		46,288
Allowance for doubtful accounts	(4,852)		(2,907)
EIP receivables, net	67,510		43,381	$ 31,989
EIP receivables, current net	31,750	$ 22,421	22,165
Long-term EIP receivables	35,760		21,216
EIP receivables, net	$ 67,510		$ 43,381	$ 31,989